Long-term Debt and Capital Lease Obligations (Tables)	3 Months Ended
Mar. 31, 2013
Long Term Debt and Capital Lease Obligations (Tables) [Abstract]
Schedule of long-term debt
	March 31, 2013	December 31, 2012

2012 Credit Agreement	$2,631,038	$2,659,340
Senior Notes	4,694,106	4,743,442
Euro Notes	50,420	51,951
European Investment Bank Agreements	318,888	324,334
Accounts receivable facility	-	162,000
Capital lease obligations	14,326	15,618
Other	158,756	163,802
Long-term debt and capital lease obligations	7,867,534	8,120,487
Less current maturities	(563,224)	(334,747)
Long-term debt and capital lease obligations, less current portion	7,304,310	7,785,740
Long-term debt from related parties	56,303	56,174
Long-term debt and capital lease obligations and long-term debt from related parties	$7,360,613	$7,841,914

2006 Senior Credit Agreement Table
	Maximum Amount Available March 31, 2013		Balance Outstanding March 31, 2013

Revolving Credit USD	$600,000	$600,000	$31,038	$31,038
Revolving Credit EUR	€500,000	$640,250	€-	$-
Term Loan A	$2,600,000	$2,600,000	$2,600,000	$2,600,000
		$3,840,250		$2,631,038

	Maximum Amount Available December 31, 2012		Balance Outstanding December 31, 2012

Revolving Credit USD	$600,000	$600,000	$59,340	$59,340
Revolving Credit EUR	€500,000	$659,700	€-	$-
Term Loan A	$2,600,000	$2,600,000	$2,600,000	$2,600,000
		$3,859,700		$2,659,340